Subsequent Events (Details) - Subsequent Event - USD ($)	7 Months Ended	8 Months Ended
	Jul. 31, 2018	Aug. 23, 2018
Two newbuild Japanese VLCCs
Subsequent Event [Line Items]
Bareboat charter-in implied price		$ 84,500,000
Annual effective interest rate		6.00%
Charter hire duration		12 years
Two newbuild Japanese VLCCs | Main period
Subsequent Event [Line Items]
Charter hire daily rate		$ 27,800
Charter hire duration		10 years
Two newbuild Japanese VLCCs | Optional period
Subsequent Event [Line Items]
Charter hire daily rate		$ 29,800
Charter hire duration		5 years
Installemnt 2 - FY 2018
Subsequent Event [Line Items]
Dividends Payable, Date Declared	Jul. 31, 2018
Dividends per share	$ 0.02
Dividends Payable, Date of Payment	Sep. 27, 2018
Dividends Payable, Date of Record	Sep. 20, 2018